Venezuelan operations (Affect of Foreign Currency Translation) (Details) - Venezuela $ in Thousands	3 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended		12 Months Ended	13 Months Ended	15 Months Ended
	May 31, 2014 USD ($) / $	Jan. 31, 2018 USD ($) / $	Feb. 28, 2015 USD ($) / $	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 09, 2016 USD ($) / $	Feb. 28, 2014 USD ($) / $	May 30, 2017 USD ($) / $	Feb. 05, 2018 / $
Official exchange rate
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change | / $							6.30
Official exchange rate | Other Operating Income (Expense)
Foreign Operations Disclosure [Line Items]
Write down of inventories							$ 0
Impairment of long-lived assets							0
Official exchange rate | Foreign Currency Gain (Loss)
Foreign Operations Disclosure [Line Items]
Foreign currency exchange loss							$ 15,379
SICAD
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change | / $	11.80
SICAD | Other Operating Income (Expense)
Foreign Operations Disclosure [Line Items]
Write down of inventories	$ 7,611
Impairment of long-lived assets	0
SICAD | Foreign Currency Gain (Loss)
Foreign Operations Disclosure [Line Items]
Foreign currency exchange loss	$ 19,697
SICAD II
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change | / $			49.98
SICAD II | Other Operating Income (Expense)
Foreign Operations Disclosure [Line Items]
Write down of inventories			$ 9,937
Impairment of long-lived assets			45,186
SICAD II | Foreign Currency Gain (Loss)
Foreign Operations Disclosure [Line Items]
Foreign currency exchange loss			$ 38,963
SIMADI
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change | / $						177.00
SIMADI | Other Operating Income (Expense)
Foreign Operations Disclosure [Line Items]
Write down of inventories						$ 3,250
Impairment of long-lived assets						7,804
SIMADI | Foreign Currency Gain (Loss)
Foreign Operations Disclosure [Line Items]
Foreign currency exchange loss						$ 8,046
DICOM
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change | / $								215.34
DICOM | Other Operating Income (Expense)
Foreign Operations Disclosure [Line Items]
Write down of inventories								$ 401
Impairment of long-lived assets								0
DICOM | Foreign Currency Gain (Loss)
Foreign Operations Disclosure [Line Items]
Foreign currency exchange loss								$ 117
DICOM II
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change | / $		2,010.00
DICOM II | Other Operating Income (Expense)
Foreign Operations Disclosure [Line Items]
Write down of inventories		$ 1,375
Impairment of long-lived assets		0
DICOM II | Foreign Currency Gain (Loss)
Foreign Operations Disclosure [Line Items]
Foreign currency exchange loss		$ 2,554
NEW DICOM
Foreign Operations Disclosure [Line Items]
Exchange rate at System date change | / $									25,000.00
Write down of inventories					$ 23,000
Foreign currency exchange loss					$ 6,100
NEW DICOM | Other Operating Income (Expense)
Foreign Operations Disclosure [Line Items]
Write down of inventories				$ 38,095
Impairment of long-lived assets				0
NEW DICOM | Foreign Currency Gain (Loss)
Foreign Operations Disclosure [Line Items]
Foreign currency exchange loss				$ (11,223)